Schedule of auditors remuneration (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Audit fees	[1]	$ 1,025	$ 1,297
Audit-related fees	[2]	350
Tax fees	[3]	3	9
All other fees	[4]	6	5
Total auditors’ remuneration		$ 1,384	$ 1,311

[1]	Audit fees consisted of professional services rendered by Deloitte & Touche for the audit of the Company’s financial statements.
[2]	Audit-related fees relate to the Powerfleet Transaction.
[3]	Tax fees consisted of professional services rendered for corporate tax compliance and tax advisory services.
[4]	In respect of the Company’s Audit and Risk Committee approval process, all of the non-audit and audit fees paid to Deloitte & Touche were pre-approved by the Audit and Risk Committee.